Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net loss	$ (59,435)	$ (15,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,056	3,902
Impairment of goodwill	26,910
Impairment of intangibles	2,141
Deferred tax income	(1,313)	(336)
Interest expense on lease liability	641	307
Provision for expected credit losses	273	473
Share-based compensation	5,062	4,004
Working capital changes:
Trade and other receivables	(838)	(6,741)
Prepaids and other assets	674	(618)
Inventory	3,530	(1,014)
Deferred revenue	13	(35)
Trade and other payables	14,294	18,888
Income tax payable	(337)	164
Net cash flows (used in) from operating activities	(2,329)	3,866
Investing activities
Property and equipment	1,719	(1,726)
Acquisitions	(3,223)	(17,968)
Purchase of intangible assets		(86)
Net cash used in investing activities	(1,504)	(19,780)
Financing activities
Proceeds from long-term borrowings	5,826	20,204
Repayment of long-term borrowings	(4,740)	(2,968)
Payment of principal portion of lease liabilities	(3,689)	(1,788)
Proceeds from short-term borrowings	3,535	4,341
Payments to related parties	(915)	(3,356)
Proceeds from share issuance	1,269
Redemption of shares	(120)
Net cash flows from financing activities	1,166	16,433
Net (decrease) increase in cash	(2,667)	519
Cash, beginning of year	2,810	2,291
Cash, end of year	$ 143	$ 2,810